INCOME TAX (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAX [Abstract]
The Company and its Israeli subsidiaries	$ 23,987	$ 26,021	$ 17,296
Non-Israeli subsidiaries	17,846	21,553	20,706
Income before income tax	$ 41,833	$ 47,574	$ 38,002